DEVELOPMENT STAGE OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]

NOTE 2 — DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception to November 3, 2014, 3,021,831 shares of common stock have been issued between par value and $125.00 (post reverse split). Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 — DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2013, 2,932,501 shares of common stock have been issued between par value and $125.25. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, administrative services, customer acceptance and sales and marketing strategies.